Certain transactions (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Major Classes of Assets and Liabilities Included as Held for Sale
The table below summarizes all of Teva’s assets and liabilities included as held for sale as of December 31, 2025 and December 31, 2024:

	December 31,	December 31,
	2025	2024
	(U.S. $ in millions)
Accounts receivables	$86	222
Inventories	506	$647
Property, plant and equipment, net	1,020	913
Identifiable intangible assets, net	29	83
Goodwill	213	255
Other current assets	87	99
Other non-current assets	184	236
Expected loss on sale*	(283)	(684)

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	$1,842	$1,771

Accounts payables	(261)	(283)
Other current liabilities	(16)	(49)
Other non-current liabilities	(77)	(85)
Expected loss on sale*	—	(281)

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$(354)	$(698)

*	Includes an expected loss from reclassification of currency translation adjustments to the consolidated statements of income (loss) upon sale.